Accounts Receivable, Net - Movements of the credit loss provision (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Schedule of movements of the credit loss provision
Current year provision	¥ (39)
Balance at end of the year	¥ (39)